Other non current assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Non Current Assets [Abstract]
Other Non Current Assets
	December 31,
	2012	2013
Security deposits for derivatives	$550	$550
Deferred mobilization expenses	53,615	73,806
Other	29,125	29,079
	$83,290	$103,435